Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Mid Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.13% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Total Annual Fund Operating Expenses	1.18%	1.08%	0.98%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$120	$375	$649	$1,432
Class I	$110	$343	$595	$1,317
Class Z	$100	$312	$542	$1,201

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.19%	1.09%	0.99%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$121	$378	$654	$1,443
Class I	$111	$347	$601	$1,329
Class Z	$101	$315	$547	$1,213

AMG TimesSquare Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Mid Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.13% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Total Annual Fund Operating Expenses	1.18%	1.08%	0.98%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$120	$375	$649	$1,432
Class I	$110	$343	$595	$1,317
Class Z	$100	$312	$542	$1,201

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
AMG TimesSquare Mid Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,432
AMG TimesSquare Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	$ 1,317
AMG TimesSquare Mid Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
AMG TimesSquare Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.19%	1.09%	0.99%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$121	$378	$654	$1,443
Class I	$111	$347	$601	$1,329
Class Z	$101	$315	$547	$1,213

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
AMG TimesSquare Small Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[3]
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	$ 1,443
AMG TimesSquare Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1],[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,329
AMG TimesSquare Small Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,213

[1]	Expense information has been restated to reflect current fees.
[2]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.